Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of calculation of basic and diluted net income (loss) per ordinary share

	For The Three Months Ended June 30,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss)	$1,829,845	$457,461	$(2,142,545)	$(535,636)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	41,400,000	10,350,000	41,400,000	10,350,000

Basic and diluted net income (loss) per ordinary share	$0.04	$0.04	$(0.05)	$(0.05)

	For The Six Months Ended June 30,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss)	$9,208,069	$2,302,017	$(5,406,554)	$(1,733,623)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	41,400,000	10,350,000	31,245,283	10,018,868

Basic and diluted net income (loss) per ordinary share	$0.22	$0.22	$(0.17)	$(0.17)

			For the Period from September 4,
	For the Year Ended		2020 (inception) through December
	December 31, 2021		31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss) - basic	$1,034,813	$285,616	$—	$(12,681)
Allocation of net income (loss) - diluted	$1,031,659	$288,770	$—	$(12,681)

Denominator:
Basic weighted average ordinary shares outstanding	36,976,438	10,205,753	—	9,000,000
Diluted weighted average ordinary shares outstanding	36,976,438	10,350,000	—	9,000,000

Basic net income (loss) per ordinary share	$0.03	$0.03	$—	$(0.00)
Diluted net income (loss) per ordinary share	$0.03	$0.03	$—	$(0.00)